Debt - Undrawn Debt Facilities - Additional Information (Details)	6 Months Ended
Jun. 30, 2026 OceanShips
Disclosure of detailed information about borrowings [line items]
Number of ocean ships	13
SACE Financing
Disclosure of detailed information about borrowings [line items]
Number of ocean ships	14
SACE Financing | Undrawn Debt Facilities
Disclosure of detailed information about borrowings [line items]
Number of ocean ships	9